Offerings - Offering: 1	Jun. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit	3.95
Maximum Aggregate Offering Price	$ 47,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,545.94
Offering Note	Note 1a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock which become issuable under the W&T Offshore, Inc. 2023 Incentive Compensation Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding common stock. Note 1b. Represents 12,000,000 shares of common stock reserved for issuance under the Plan. Note 1c. Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. Represents the average of the high and low sales prices of the common stock as reported on the New York Stock Exchange on June 1, 2026 (such date being within 5 business days prior to the date of filing this Registration Statement).